Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other - Footnotes (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 13	$ 11
Impairment of investments	18	0
Royalties Received	(71)	(2)
Business interruption recoveries	0	(15)
Savuka [Member]
Component Of Operating Other Cost And Expense [Line Items]
Insurance Recoveries	42
Business interruption recoveries		(15)
Reimbursement of costs (included in Production costs)		(16)
South Africa [Member] | Village Main Reef Limited [Member]
Component Of Operating Other Cost And Expense [Line Items]
Impairment of investments	2
South Africa [Member] | First Uranium Corporation [Member]
Component Of Operating Other Cost And Expense [Line Items]
Impairment of investments	16
Namibia [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	1
Ghana [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	5
Ghana [Member] | Ayanfuri Mine [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	(35)
Tanzania [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims		6
Guinea [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 7	$ 5